Supplemental cash flow information (Narrative) (Details)		1 Months Ended	12 Months Ended
	Jan. 05, 2018 CAD ($) Share	Jul. 31, 2018 CAD ($) shares	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($) Years shares	Dec. 31, 2017 CAD ($)
Disclosure Of Supplemental Cash Flow Information [Abstract]
Exploration and evaluation asset expenditures included in accounts payable and accrued liabilities			$ 315,597	$ 216,360	$ 0
Expenditures included in accounts payable net exclusion				99,237	$ 216,360
Recovery of exploration and evaluation asset included in receivables			1,007,373	$ 899,147
Asset retirement obligations			$ 200,000
Number of broker warrants granted in share based payment arrangement	36,800			36,800
Fair value of broker warrants granted in share based payment arrangement	$ 9,164			$ 9,164
Number of shares received on sale of net smelter return royalty | shares		1,125,000		1,125,000
Value of shares received on sale of net smelter return royalty		$ 8,325,000		$ 8,325,000